Operating Lease	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Operating lease
7.	Operating lease

The Group has several lease agreements whereby the Group agreed to lease offices in the PRC. The Group measured and recorded right-of-use asset and corresponding operating lease liability at the lease commencement date.

The Group has made operating lease payments in the amount of nil, RMB172 and RMB689 for the years ended December 31, 2023, 2024 and 2025, respectively. Rental expenses charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. For the years ended December 31, 2023, 2024 and 2025, the Group incurred operating lease expenses amounted to nil, RMB259 and RMB827, respectively.

The following table summarizes the classification of right-of-use assets and lease liabilities in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025
	RMB	RMB
Cost	2,813	4,180
Accumulated amortization	(217)	(955)
Right of use assets, net	2,596	3,225

Lease liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Current
Lease liabilities	457	1,153
Non-current
Lease liabilities	2,226	2,248
Total lease liabilities	2,683	3,401

	For the years ended December 31,
	2023	2024	2025
Weighted discount rate for the operating lease	-	3.85%	3.63%
Weighted average remaining lease term	-	4.0	3.1

The following is a schedule of future minimum payments under the Company’s operating leases (excluding short-term leases) as of December 31, 2025:

Amount
For the fiscal year ended December 31, 2025	RMB
2026	1,255
2027	1,135
2028	813
2029	396
Total lease payments	3,599
Less: imputed interest	(198)
Total lease liabilities, net of interest	3,401

As of December 31, 2024 and 2025, the Group had future minimum lease payments for non-cancelable short-term operating leases of nil and RMB189, respectively.